                AMERICAN GENERAL LIFE INSURANCE COMPANY ("AGL")
                              SEPARATE ACCOUNT D
                                GENERATIONS(R)
            FLEXIBLE PAYMENT VARIABLE AND FIXED INDIVIDUAL DEFERRED
                               ANNUITY CONTRACTS
                      SUPPLEMENT DATED SEPTEMBER 25, 2000
                                      TO
                         PROSPECTUS DATED MAY 1, 2000
                        AS SUPPLEMENTED AUGUST 1, 2000

This supplement explains two issues that impact your Generations Variable Annuity Contract. The first issue discusses the Asian Equity Portfolio liquidation and the second issue discusses the Morgan Stanley Real Estate Securities Portfolio merger.

ISSUE 1.   Morgan Stanley Asset Management, adviser to the Asian Equity
Portfolio, a Series of The Universal Institutional Funds, Inc., and the underlying investment option for the Asian Equity Division, has informed AGL that it intends to liquidate the Asian Equity Portfolio in 2001. Accordingly, AGL has decided to take the following steps:

   . As of the date of this supplement, the Asian Equity Division, funded by the Asian Equity Portfolio, is no longer available to new Contract Owners.

   . We intend to file a substitution application with the Securities and Exchange Commission that will allow us to move all of the assets that remain in the Asian Equity Division, on May 1, 2001, into the Money Market Division. If you had any of your Account Value in the Asian Equity Division on that date, you will then be allowed to transfer your new Account Value in the Money Market Division to any other available Division in your Generations Contract, without having such transfer(s) incur a $25 Transfer Charge, or count against the 12 free transfers which you are allowed each Contract Year.

ISSUE 2.   Effective September 25, 2000, the Morgan Stanley Real Estate
Securities Portfolio, a Series of the Van Kampen Life Investment Trust, was replaced by the U.S. Real Estate Portfolio, a Series of The Universal Institutional Funds, Inc., as the underlying investment option for the Morgan Stanley Real Estate Securities Division. On this date, all of the assets and liabilities of the Morgan Stanley Real Estate Securities Portfolio were automatically allocated to the U.S. Real Estate Portfolio. Additionally, the Morgan Stanley Real Estate Securities Division was renamed the U.S. Real Estate Division.

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

Please note the following Generations Contract Prospectus changes:
------------------------------------------------------------------

 .  Except on pages 8, 9 and 15, replace all references to the Morgan Stanley
   Real Estate Securities Portfolio and the Morgan Stanley Real Estate Securities Division, with the U.S. Real Estate Portfolio and the U.S. Real Estate Division, respectively.


 .  Please add the following sentence under the list of Portfolios on Page 1:

Beginning on September 25, 2000, the Asian Equity Division, funded by the Asian Equity Portfolio, is no longer available to new Contract Owners.


 . Please delete all of the information on page 8 and replace with the following:

THE SERIES' ANNUAL EXPENSES /1/, /5/ (as a percentage of average net assets)

                                                    Management                         Other                           Annual
                                                    Fees After                       Expenses                         Expenses
                                                      Expense                      After Expense                   After Expense
                                                   Reimbursement                   Reimbursement                   Reimbursement
                                                -------------------            ---------------------           --------------------
Domestic Income /2/                                    0.01%                            0.60%                            0.61%
Emerging Growth                                        0.67%                            0.18%                            0.85%
Enterprise                                             0.48%                            0.12%                            0.60%
Government                                             0.36%                            0.24%                            0.60%
Growth and Income                                      0.43%                            0.32%                            0.75%
Money Market /3/                                       0.19%                            0.43%                            0.62%
Strategic Stock                                        0.24%                            0.41%                            0.65%
Asian Equity /4/                                       0.00%                            1.27%                            1.27%
Emerging Markets Equity                                0.42%                            1.37%                            1.79%
Equity Growth                                          0.29%                            0.56%                            0.85%
Global Equity                                          0.47%                            0.68%                            1.15%
International Magnum                                   0.29%                            0.87%                            1.16%
U.S. Real Estate                                       0.00%                            1.10%                            1.10%
Fixed Income                                           0.14%                            0.56%                            0.70%
High Yield                                             0.19%                            0.61%                            0.80%
Mid Cap Value                                          0.43%                            0.62%                            1.05%
Value                                                  0.18%                            0.67%                            0.85%

------------------
/1/ The Series' advisers have entered into administrative services agreements with AGL. The advisers pay fees to AGL for these services. The fees do not have a direct relationship to the Series' Annual Expenses. (See "Services Agreements.")

/2/ The ratio of expenses to average net assets do not reflect credits earned on overnight cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the year ended December 31, 1999.

/3/ The ratio of expenses to average net assets do not reflect credits earned on overnight cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the year ended December 31, 1999.

/4/ Beginning on September 25, 2000, the Asian Equity Division, funded by the
    Asian Equity Portfolio, is no longer available to new Contract Owners.

/5/ Management fees and other expenses would have been the percentages shown in the following table without certain voluntary expense reimbursements from the investment adviser.

                                                    Management                         Other                        Total Annual
                                                       Fees                          Expenses                         Expenses
                                                -------------------            ---------------------           ---------------------
Domestic Income                                       0.50%                            0.60%                            1.10%
Emerging Growth                                       0.70%                            0.18%                            0.88%
Enterprise                                            0.50%                            0.12%                            0.62%
Government                                            0.50%                            0.24%                            0.74%
Growth and Income                                     0.60%                            0.32%                            0.92%
Money Market                                          0.50%                            0.43%                            0.93%
Strategic Stock                                       0.50%                            0.41%                            0.91%
Asian Equity                                          0.80%                            2.23%                            3.03%
Emerging Markets Equity                               1.25%                            1.37%                            2.62%
Equity Growth                                         0.55%                            0.56%                            1.11%
Global Equity                                         0.80%                            0.68%                            1.48%
International Magnum                                  0.80%                            0.87%                            1.67%
U.S. Real Estate                                      0.80%                            1,10%                            1.90%
Fixed Income                                          0.40%                            0.56%                            0.96%
High Yield                                            0.50%                            0.61%                            1.11%
Mid Cap Value                                         0.75%                            0.62%                            1.37%
Value                                                 0.55%                            0.67%                            1.22%


 . Please delete all of the information on page 9 and replace with the following:

Example The following expenses would apply to a $1,000 investment at the end of the applicable time period, if you surrender your Contract (or if you annuitize under circumstances where you owe a surrender charge) /1/, and if you assume a 5% annual return on assets:

If all amounts are invested
in one of the following Series                     1 year          3 years          5 years        10 years
------------------------------                 --------------   --------------   -------------   --------------
Domestic Income                                     $72             $108            $146             $240
Emerging Growth                                     $75             $115            $158             $265
Enterprise                                          $72             $107            $145             $239
Government                                          $72             $107            $145             $239
Growth and Income                                   $74             $112            $153             $255
Money Market                                        $72             $108            $146             $241
Strategic Stock                                     $73             $109            $148             $245
Asian Equity                                        $79             $128            $179             $307
Emerging Markets Equity                             $84             $143            $204             $356
Equity Growth                                       $75             $115            $158             $265
Global Equity                                       $78             $124            $173             $295
International Magnum                                $78             $124            $174             $296
U.S. Real Estate                                    $77             $123            $171             $290
Fixed Income                                        $73             $110            $150             $250
High Yield                                          $74             $113            $156             $260
Mid Cap Value                                       $77             $121            $168             $285
Value                                               $75             $115            $158             $265

Example The following expenses would apply to a $1,000 investment at the end of the applicable time period, if you do not surrender your Contract (or if you annuitize under circumstances where a surrender charge is not payable) /1/, and if you assume a 5% annual return on assets:


If all amounts are invested
in one of the following Series                     1 year          3 years          5 years         10 years
------------------------------                 --------------   --------------   -------------   --------------
Domestic Income                                     $21             $ 65            $112             $240
Emerging Growth                                     $24             $ 73            $124             $265
Enterprise                                          $21             $ 65            $111             $239
Government                                          $21             $ 65            $111             $239
Growth and Income                                   $23             $ 69            $119             $255
Money Market                                        $21             $ 66            $112             $241
Strategic Stock                                     $22             $ 66            $114             $245
Asian Equity                                        $28             $ 85            $145             $307
Emerging Markets Equity                             $33             $100            $170             $356
Equity Growth                                       $24             $ 73            $124             $265
Global Equity                                       $27             $ 82            $139             $295
International Magnum                                $27             $ 82            $140             $296
U.S. Real Estate                                    $26             $ 80            $137             $290
Fixed Income                                        $22             $ 68            $116             $250
High Yield                                          $23             $ 71            $122             $260
Mid Cap Value                                       $26             $ 79            $134             $285
Value                                               $24             $ 73            $124             $265

/1/ See "Surrender Charge" for a description of the circumstances when you may be required to pay the Surrender Charge upon annuitization.


 .   Please delete all of the information on page 15 and replace with the following:


                                         Accumulation    Accumulation   Accumulation   Accumulation
                                          Unit Values    Unit Values    Unit Values    Unit Values
                                         (Beginning of        at             at             at
Division                                   Period) /1/       12/31/97       12/31/98       12/31/99
--------                                 -------------     ----------     ----------     ----------
Domestic Income                             $ 8.951759     $ 9.781081     $10.315892     $ 9.958590
Emerging Growth                             $ 7.012841     $ 7.942509     $10.774584     $21.717019
Enterprise                                  $14.101272     $17.240471     $21.251692     $26.375512
Government                                  $ 8.702150     $ 9.402347     $10.069069     $ 9.596172
Growth and Income                           $ 4.940321     $ 5.889714     $ 6.947234     $ 7.741113
Money Market                                $ 7.771505     $ 8.010579     $ 8.297154     $ 8.562230
Strategic Stock                             $ 5.000000     $ 5.113696     $ 5.874906     $ 5.766543
Asian Equity                                $ 5.227120     $ 2.866335     $ 2.644425     $ 4.689485
Emerging Markets Equity                     $ 5.055192     $ 4.592849     $ 3.434261     $ 6.627577
Equity Growth                               $ 4.960272     $ 6.241285     $ 7.341937     $10.096795
Global Equity                               $ 4.982000     $ 5.905700     $ 6.607712     $ 6.783431
International Magnum                        $ 5.061205     $ 5.318456     $ 5.715332     $ 7.056344
U.S. Real Estate /2/                        $ 7.469787     $ 8.930383     $ 7.783444     $ 7.416938
Fixed Income                                $ 5.003078     $ 5.408434     $ 5.754670     $ 5.582715
High Yield                                  $ 5.051645     $ 5.574231     $ 5.760334     $ 6.084287
Mid Cap Value                               $ 5.001685     $ 6.585704     $ 7.527388     $ 8.916204
Value                                       $ 4.944849     $ 5.801721     $ 5.599234     $ 5.421651

                                                                 Accumulation               Accumulation            Accumulation
                                                                     Units                     Units                    Units
                                                                  Outstanding                Outstanding             Outstanding
Division                                                          at 12/31/97                at 12/31/98             at 12/31/99
--------                                                         -----------------------   --------------------   -----------------
Domestic Income                                                         140,179.030            349,478.346               444,681.126
Emerging Growth                                                         627,503.779          1,387,157.729             2,666,685.028
Enterprise                                                              436,617.612            981,102.075             1,410,215.575
Government                                                               93,147.080            645,398.780               767,290.730
Growth and Income                                                     1,883,485.263          4,147,031.927             5,433,558.335
Money Market                                                            195,357.851            396,621.092               959,626.899
Strategic Stock                                                         453,980.311          2,531,896.466             2,749,248.760
Asian Equity                                                             70,260.047            231,259.462               308,047.085
Emerging Markets Equity                                                 320,283.628            582,059.420               675,252.263
Equity Growth                                                           848,910.769          2,137,697.309             2,585,231.406
Global Equity                                                           430,927.305          1,230,933.378             1,365,900.174
International Magnum                                                    968,270.623          1,565,948.526             1,447,995.815
U.S. Real Estate /2/                                                    226,773.370            637,896.039               497,669.105
Fixed Income                                                            218,999.860            492,032.803               634,362.949
High Yield                                                              533,823.765          1,359,950.410             1,596,774.639
Mid Cap Value                                                         1,004,597.420          2,433,905.631             2,439,321.278
Value                                                                 1,484,693.134          2,522,464.631             2,446,769.893

________________________________

/1/ The dates when the Divisions commenced operations are as follows: the Growth and Income, Emerging Markets Equity, Equity Growth, and Value Divisions, January 29, 1997; the Emerging Growth and Fixed Income Divisions, January 30, 1997; the Enterprise, U.S. Real Estate, Global Equity, High Yield, and Mid Cap Value Divisions, February 5, 1997; the International Magnum Division, February 10, 1997; the Money Market Division, February 25, 1997; the Government Division, March 3, 1997; the Domestic Income Division, March 5, 1997; the Asian Equity Division, June 13, 1997; the Strategic Stock Division, November 3, 1997.

/2/ Effective September 25, 2000, the Morgan Stanley Real Estate Securities Portfolio (previously offered under the Contract) merged into the U.S. Real Estate Portfolio. Accordingly, the Morgan Stanley Real Estate Securities Division was renamed the U.S. Real Estate Division. The Selected Accumulation Unit Data (Unaudited) for the Division through December 31, 1999, reflects units of the Morgan Stanley Real Estate Securities Division.

                             FINANCIAL INFORMATION

The financial statements of AGL appear in the Statement. Please see the first page of this Prospectus for information on how to obtain a copy of the Statement. You should consider the financial statements of AGL only as bearing on the ability of AGL to meet its contractual obligations under the Contracts. The financial statements do not bear on the investment performance of the Separate Account. (See "Contents of Statement of Additional Information.")


 . Please add the following sentence under the list of Portfolios on Page 17:

Beginning on September 25, 2000, the Asian Equity Division, funded by the Asian Equity Portfolio, is no longer available to new Contract Owners.